NOTES RECEIVABLE (Details) (USD $)			12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2012 Bank Acceptance Note Receivable One [Member]	Dec. 31, 2013 Bank Acceptance Note Receivable One [Member]	Dec. 31, 2013 Bank Acceptance Note Receivable Two [Member]	Dec. 31, 2012 Bank Acceptance Note Receivable Two [Member]	Dec. 31, 2013 Bank Acceptance Note Receivable Three [Member]	Dec. 31, 2012 Bank Acceptance Note Receivable Three [Member]	Dec. 31, 2013 Bank Acceptance Note Receivable Four [Member]	Dec. 31, 2012 Bank Acceptance Note Receivable Four [Member]	Dec. 31, 2013 Bank Acceptance Note Receivable Five [Member]	Dec. 31, 2012 Bank Acceptance Note Receivable Five [Member]	Dec. 31, 2013 Bank Acceptance Note Receivable Six [Member]	Dec. 31, 2012 Bank Acceptance Note Receivable Six [Member]	Dec. 31, 2013 Bank Acceptance Note Receivable Seven [Member]	Dec. 31, 2012 Bank Acceptance Note Receivable Seven [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable - bank acceptance notes	$ 2,421,581	$ 394,079	$ 394,079		$ 322,878		$ 322,878		$ 1,452,948		$ 80,719		$ 80,719		$ 161,439
Repayment date			Jan. 07, 2013		Mar. 09, 2014		Mar. 09, 2014		Mar. 12, 2014		May 11, 2014		May 11, 2014		May 21, 2014